ADVANCE TO SUPPLIERS	12 Months Ended
Dec. 31, 2025
ADVANCE TO SUPPLIERS
ADVANCE TO SUPPLIERS

NOTE 9 – ADVANCE TO SUPPLIERS

The advance to suppliers substantially refers to payments in advances for raw materials (beans) suppliers.

			Change
	12/31/2025	12/31/2024	$	%

Advance to Suppliers	113,230	114,112	(882)	(1)%
	113,230	114,112	(882)	(1)%